Significant Accounting Policies (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 12, 2024	Apr. 27, 2022	Jan. 28, 2022	Dec. 31, 2024	Dec. 31, 2023
Cash				$ 194,779	$ 652,395
Cash equivalents
Stock based compensation expense
Number of shares granted (in Shares)			16,666
Fair value of shares granted			$ 123,900
Fair value of shares granted per share (in Dollars per share)			$ 7.38
Related to transaction costs	$ 400,000			400,000
Repay of termination	$ 400,000
Others income				400,000
Unrecognized Tax Benefits
Accrued for interest and penalties				14,550
Federal Depository Insurance coverage				$ 250,000
Antidilutive shares (in Shares)				11,843,500
Common stock subject to possible redemption, price per share (in Dollars per share)				$ 11.67	$ 10.91
Proceeds from IPO and Private Placement		$ 115,000,000